PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PLANT AND EQUIPMENT

7. PLANT AND EQUIPMENT

Plant and equipment consist of the following:

	December 31,
	2022	2021

Computer and accessories	$63,289	$68,466
Office Equipment	202,487	45,206
Vehicle	26,110	28,246
Leasehold improvement	234,744	416,071

Less: accumulated depreciation	(343,244)	(278,471)
Plant and equipment, net	$183,386	$279,518

Depreciation expense for the years ended December 31, 2022, 2021 and 2020 was $87,973, $109,362 and $74,321, respectively.